November 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: American Funds U.S. Small and Mid Cap Equity Fund

File Nos. 333-280621 and 811-23979

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 30, 2026 of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael R. Tom

Michael R. Tom

Secretary